Separation and Merger Transaction Separation and Merger Transaction (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Subsequent Events

	Year-ended
Millions	2012	2011	2010
Net sales	$1,688	$1,732	$1,434
Income before income taxes	$345	$376	$187
Income tax expense	$117	$126	$68
Income from discontinued operations, net of tax	$228	$250	$119
Less: Net income attributable to non-controlling interests, discontinued operations	$(13)	$(13)	$(8)
Net income from discontinued operations (attributable to PPG)	$215	$237	$111